Consolidated Statements of Financial Position CLF in Thousands, $ in Thousands	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)
Current assets:
Cash and cash equivalents	$ 304,312,020	$ 309,530,699
Other financial assets	195,470,749	140,304,853
Other non-financial assets	14,719,104	13,374,381
Trade and other accounts receivable, net	265,490,626	194,021,253
Accounts receivable from related companies	9,419,050	11,875,408
Inventory	191,350,206	127,972,650
Current tax assets	10,224,368	218,472
Total Current Assets	990,986,123	797,297,716
Non-Current Assets:
Other financial assets	296,632,012	162,013,278
Other non-financial assets	70,861,616	90,242,672
Trade and other receivables	126,464	73,862
Accounts receivable from related parties	98,941	138,346
Investments accounted for under the equity method	91,489,194	87,956,354
Intangible assets other than goodwill	659,631,543	604,514,165
Goodwill	118,042,900	98,325,593
Property, plant and equipment	716,379,127	605,576,545
Deferred tax assets	1,858,727	1,925,869
Total Non-Current Assets	1,955,120,524	1,650,766,684
Total Assets	2,946,106,647	2,448,064,400
Current Liabilities
Other financial liabilities	47,763,039	38,566,724
Trade and other accounts payable	327,409,207	230,445,809
Accounts payable to related parties	56,103,461	39,541,968
Other provisions	1,528,879	1,335,337
Tax liabilities	30,512,787	8,828,599
Employee benefits current provisions	35,012,072	31,071,019
Other non-financial liabilities	31,237,834	28,266,730
Total Current Liabilities	529,567,279	378,056,186
Other financial liabilities	1,041,048,972	989,829,569
Accounts payable	256,273	295,279
Accounts payable to related companies	11,557,723	10,790,089
Other provisions	55,883,527	48,734,936
Deferred tax liabilities	168,454,827	153,669,547
Employee benefits non-current provisions	14,139,670	13,635,558
Other non-financial liabilities	23,784,817	21,472,048
Tax liabilities		20,597
Total Non-current liabilities	1,315,125,809	1,238,447,623
EQUITY
Issued capital	270,737,574	270,737,574
Retained earnings	768,116,920	654,171,126
Other reserves	37,289,310	(113,727,586)
Equity attributable to equity holders of the parent	1,076,143,804	811,181,114
Non-controlling interests	25,269,755	20,379,477
Total Equity	1,101,413,559	831,560,591
Total Liabilities and Equity	$ 2,946,106,647	$ 2,448,064,400